Segmented Information (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of entity's operating segments [Abstract]
Disclosure of operating segments
Significant information relating to the Company’s reportable operating segments is summarized in the table below:

	Year ended, December 31, 2017
	Peru		Mexico			Argentina		Bolivia	Canada
	Huaron	Morococha	Dolores	Alamo Dorado	La Colorada	Manantial Espejo	Navidad	San Vicente	Pas Corp	Other	Total
Revenue	$129,085	$120,244	$197,748	$17,958	$171,654	$111,642	$—	$68,497	$—	$—	$816,828
Depreciation and amortization	$(13,464)	$(9,693)	$(67,515)	$(23)	$(19,381)	$(5,236)	$(88)	$(7,181)	$(108)	$(199)	$(122,888)
Exploration and project development	$(1,713)	$(1,629)	$(2,316)	$—	$(2,149)	$(4,588)	$(2,894)	$—	$(2,659)	$(1,807)	$(19,755)
Interest income	$63	$58	$—	$4	$—	$525	$—	$—	$472	$340	$1,462
Interest and financing expenses	$(855)	$(578)	$1,613	$(359)	$(467)	$(2,969)	$(99)	$(232)	$(3,101)	$(138)	$(7,185)
(Loss) gain on disposition of assets	$(154)	$(117)	$(291)	$540	$(319)	$—	$—	$(455)	$361	$626	$191
Share of loss from associate and dilution gain	$—	$—	$—	$—	$—	$—	$—	$—	$2,052	$—	$2,052
Gain on derivatives	$—	$—	$—	$—	$—	$—	$—	$—	$64	$—	$64
Foreign exchange (losses) gains	$(92)	$(38)	$642	$(29)	$(143)	$(1,373)	$(644)	$1,045	$1,493	$962	$1,823
Gain on commodity, fuel swaps and foreign currency contracts	$—	$—	$—	$—	$—	$—	$—	$—	$606	$—	$606
Impairment reversals	$—	$42,112	$—	$—	$—	$—	$—	$—	$—	$19,442	$61,554
Earnings (loss) before income taxes	$36,650	$86,476	$(503)	$(8,474)	$79,307	$(24,404)	$(3,570)	$14,592	$(22,567)	$24,978	$182,485
Income tax (expense) recovery	$(12,818)	$(16,663)	$11,719	$1,033	$(20,843)	$(1,108)	$(85)	$(5,305)	$(6,360)	$(8,604)	$(59,034)
Net earnings (loss) for the period	$23,832	$69,813	$11,216	$(7,441)	$58,464	$(25,512)	$(3,655)	$9,287	$(28,927)	$16,374	$123,451
Capital expenditures	$8,412	$9,283	$85,379	$—	$21,963	$8,590	$27	$8,146	$2	$430	$142,232

	As at December 31, 2017
	Huaron	Morococha	Dolores	Alamo Dorado	La Colorada	Manantial Espejo	Navidad	San Vicente	Pas Corp	Other	Total
Total assets	$116,138	$131,180	$833,397	$17,125	$231,205	$125,088	$194,225	$85,869	$210,286	$48,819	$1,993,332
Total liabilities	$46,184	$36,058	$176,464	$8,163	$65,145	$43,408	$1,296	$30,819	$28,939	$35,805	$472,281

	Year ended, December 31, 2016
	Peru		Mexico			Argentina		Bolivia
	Huaron	Morococha	Dolores	Alamo Dorado	La Colorada	Manantial Espejo	Navidad	San Vicente	Other	Total
Revenue	$105,707	$92,889	$189,288	$45,843	$118,292	$144,048	$—	$78,708	$—	$774,775
Depreciation and amortization	$(12,668)	$(11,225)	$(60,414)	$(2,336)	$(9,999)	$(9,190)	$(120)	$(9,474)	$(529)	$(115,955)
Exploration and project development	$(837)	$(1,053)	$(1,685)	$—	$(186)	$—	$(3,377)	$—	$(4,196)	$(11,334)
Interest income	$27	$67	$—	$—	$—	$389	$19	$1	$879	$1,382
Interest and financing expenses	$(673)	$(436)	$(630)	$(420)	$(307)	$(3,069)	$(66)	$(218)	$(3,732)	$(9,551)
Gain (loss) on disposition of assets	$5	$144	$(22)	$136	$16,525	$(8)	$—	$23	$8,297	$25,100
Share of loss from associate and dilution gain	$—	$—	$—	$—	$—	$—	$—	$—	$7,946	$7,946
Foreign exchange (loss) gain	$(64)	$(57)	$1,539	$(393)	$13,887	$(2,780)	$208	$1,511	$(22,905)	$(9,054)
Loss on commodity, fuel swaps and foreign currency contracts	$—	$—	$—	$—	$—	$—	$—	$—	$(4,944)	$(4,944)
Earnings (loss) before income taxes	$24,062	$21,497	$8,222	$3,269	$61,178	$42,097	$(4,536)	$17,687	$2,795	$176,271
Income tax (expense) recovery	$(10,021)	$(4,351)	$(10,697)	$(3,495)	$(21,860)	$(431)	$(33)	$(8,379)	$(15,179)	$(74,446)
Net earnings (loss) for the period	$14,041	$17,146	$(2,475)	$(226)	$39,318	$41,666	$(4,569)	$9,308	$(12,384)	$101,825
Capital expenditures	$8,854	$8,034	$113,227	$—	$64,519	$2,868	$5	$4,864	$290	$202,661

	As at December 31, 2016
	Huaron	Morococha	Dolores	Alamo Dorado	La Colorada	Manantial Espejo	Navidad	San Vicente	Other	Total
Total assets	$134,579	$65,386	$827,858	$35,853	$227,923	$111,260	$193,195	$91,893	$210,194	$1,898,141
Total liabilities	$45,986	$23,171	$199,127	$8,880	$52,636	$40,788	$1,112	$27,161	$100,276	$499,137

Product Revenue	2017	2016
Refined silver and gold	345,756	399,339
Zinc concentrate	140,315	93,237
Lead concentrate	161,981	125,123
Copper concentrate	114,564	95,123
Silver concentrate	54,212	61,953
Total	816,828	774,775